Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - April | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $6.52 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.90%
Innovator U.S. Equity Buffer ETF™ - April | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $650.35 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Innovator U.S. Equity Buffer ETF™ - April | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $591.82 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.10%)
Innovator U.S. Equity Buffer ETF™ - April | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $770.65 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.40%)